Annual Total Returns - FidelityCorporateBondFund-RetailPRO - FidelityCorporateBondFund-RetailPRO - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	8.05%
Annual Return 2015	(1.42%)
Annual Return 2016	6.49%
Annual Return 2017	6.82%
Annual Return 2018	(2.58%)
Annual Return 2019	14.46%
Annual Return 2020	10.79%
Annual Return 2021	(1.22%)
Annual Return 2022	(16.44%)
Annual Return 2023	8.79%